Taxes (Details)			12 Months Ended				13 Months Ended
	Oct. 31, 2025	Dec. 31, 2022	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Jun. 30, 2024 CNY (¥)
Taxes [Line Items]
Enterprise Income tax rate			25.00%
Preferential rate	15.00%
Effective tax rate			12.10%	29.10%	41.20%	41.20%
Income tax rate percentage		15.00%
Subsidiaries incurred net loss (in Dollars)			$ 1,460,000				$ 4.6
Increase in effective tax rate				10.70%
Income tax credits and adjustments					$ (73,000)	¥ 508,000
Deferred income tax assets			$ 95,000					¥ 684,000
Preferred Partner [Member]
Taxes [Line Items]
Effective tax rate	15.00%
Minimum [Member]
Taxes [Line Items]
Effective tax rate			1.00%
Maximum [Member]
Taxes [Line Items]
Effective tax rate				31.30%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Preferential rate			15.00%
Wuxi Li Bang is Entitled [Member]
Taxes [Line Items]
Preferential rate			15.00%